ABR Dynamic Short Volatility Fund
ABR DYNAMIC SHORT VOLATILITY FUND
Investment Objective
The ABR Dynamic Short Volatility Fund (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - ABR Dynamic Short Volatility Fund	Institutional Shares	Investor Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	none	none
Redemption Fee (as a percentage of Amount Redeemed)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - ABR Dynamic Short Volatility Fund		Institutional Shares	Investor Shares
Management Fees		2.50%	2.50%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses		7.69%	6.70%
Total Annual Fund Operating Expenses	[1]	10.19%	9.45%
Fee Waiver and/or Expense Reimbursement	[2]	(7.69%)	(6.70%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		2.50%	2.75%
[1]	Expense information in the table has been restated to reflect current fees. Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the financial highlights due to a change in the exclusions to the expense cap, which will result in the Adviser (and not the Fund or its shareholders) bearing the costs of certain brokerage interest charges.
[2]	ABR Dynamic Funds, LLC (the "Adviser") has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, proxy expenses and extraordinary expenses) of Institutional Shares and Investor Shares to 2.50% and 2.75%, respectively, through at least November 30, 2019 ("Expense Cap"). The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees. The Adviser may be reimbursed by a Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is approved by the Board, made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of the Fund to exceed the lesser of (i) the then-current expense cap, and (ii) the expense cap in place at the time the fees/expenses were waived/ reimbursed.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that it reflects the Expense Cap through the time periods described below. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares at the end of each period described below, your costs would be:

Expense Example - ABR Dynamic Short Volatility Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Institutional Shares	253	2,235	4,017	7,722
Investor Shares	278	2,126	3,812	7,415

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 748% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to capitalize on the long-term historical downward trend of the price of CBOE Volatility Index (the “VIX Index”) futures, while mitigating the effect of sudden price appreciation in VIX Index futures. Employing a proprietary investment model, the Fund’s adviser, ABR Dynamic Funds, LLC (the “Adviser”), invests the Fund’s assets primarily in securities and derivative instruments that, to varying degrees, provide short exposure to VIX Index futures and exchange traded products (“ETPs”), long exposure to long-term U.S. Treasury securities, and cash. As discussed below, the percentage of the Fund’s assets invested in such holdings is determined by the Adviser based principally upon the results of its model. The Fund’s holdings may, however, deviate from the model depending on market conditions and other factors, as determined by the Adviser and as further described below.

The VIX Index measures the expected volatility of the S&P 500 Index. When the Fund is short VIX Index futures, it has taken an opposing position to the movement of equity volatility in the market, and it gains when the price of VIX Index futures falls while incurring losses when the price of VIX Index futures rise. When the Fund is long U.S. Treasury securities, it has taken a position in the belief that the price of such investments will rise. The Fund’s holdings are rebalanced daily among long exposure to long-term U.S. Treasuries, short exposure to VIX Index futures and ETPs, and cash, as determined by the Adviser.

In allocating the Fund’s assets across these categories, the Adviser relies principally on its model. The model relies, in part, on a comparison of the current VIX Index level to its historical levels to assess the level of volatility in the market environment. Based on this assessment, the model produces suggested weightings among the aforementioned short VIX Index futures and ETPs, long U.S. Treasuries, and cash exposure categories. In low volatility environments, the model typically targets a larger long exposure to U.S. Treasuries and a lesser short exposure to VIX Index futures and ETPs. In medium volatility environments, the model typically targets a smaller long exposure to U.S. Treasuries and a larger short exposure to VIX Index futures and ETPs. In high volatility environments, the model typically targets a smaller long exposure to U.S. Treasuries and a smaller short exposure to VIX Index futures and ETPs, with a larger exposure to cash. Depending on the level of volatility in the market environment, the model’s suggested weighting to short exposure to VIX Index futures and ETPs may reach 100%; the model’s suggested weighting to long exposure to U.S. Treasuries may reach 80%; and the model’s suggested weighting to exposure to cash may reach 100%, although such maximum levels of exposure will not be reached simultaneously. A rapid increase in the VIX Index futures over short periods of time may cause the Fund to incur significant losses. The sum of the short VIX Index futures and ETPs and the long U.S. Treasuries exposures will not exceed 100%.

The Fund is not an index fund. The Fund is actively managed and the Adviser considers factors outside of the model when making investment decisions for the Fund. Such factors may cause the Fund’s holdings to deviate from the model, possibly significantly. The Adviser generally considers factors such as changes to the time period over which the investment model is run, changes to the relative weightings of the model exposures, changes to the choice and weighting of the instruments used to gain such exposures, and temporary defensive measures in response to rapid changes in volatility in the marketplace.

The Fund may invest in securities with maturities of less than one year or cash equivalents, or it may hold cash pending investment. The Fund may invest in money market instruments and other short-term instruments, including Treasury bills and other U.S. government securities, bank obligations, and commercial paper. If the Fund holds cash uninvested, however, the Fund will not earn income on the cash.

The Fund is non-diversified, which means that the Fund may hold larger positions in fewer securities than other funds.

Principal Investment Risks

Losing all or a portion of your investment is a risk of investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. More information on the Fund’s principal investment strategies and principal risks is contained in the Fund’s Statement of Additional Information (the “SAI”). The following principal risks could affect the value of your investment:

Active Management Risk. The Fund is actively managed, and is subject to the risk that the Adviser’s investment strategies are unable to perform as desired. In particular, the Adviser may not correctly anticipate or predict the impact of market conditions on its investment strategy, and might not accurately measure the level of market volatility as measured by the VIX Index. In addition, the instruments selected by the Adviser for the Fund’s portfolio might not produce the results anticipated by the model. Investors should also understand that the Fund is not an index fund and the Fund’s holdings may deviate from the model, possibly significantly.

Cash and Cash Equivalents Risk. To the extent the Fund holds cash and cash equivalents positions, even strategically, the Fund risks achieving lower returns and potential lost opportunities to participate in market appreciation, which could negatively impact the Fund’s performance and ability to achieve its investment objective. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising.

Counterparty Risk. The Fund may enter into financial instruments or transactions with a counterparty. A counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, jeopardizing the value of the Fund’s investment.

Derivative Instruments Risk. A small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated or if the Fund is unable to liquidate a position because of an illiquid secondary market.

Equity Risk. The Fund will gain exposure to equity securities through investments in futures contracts. The Fund’s equity holdings may decline in value because of changes in price of a particular holding or a broad stock market decline. The value of a security may decline for a number of reasons which may relate directly to the issuer of a security or broader economic or market events including changes in interest rates.

Exchange-Traded Products Risk. Exchange Traded Products consist of exchange-traded funds (“ETFs”) and exchange-traded notes (“ETNs”). The risks of investment in these securities typically reflect the risks of types of instruments in which the ETFs invest. By investing in an ETF, the Fund becomes a shareholder of that ETF and bears its proportionate share of the fees and expenses of the ETF.

ETNs are debt securities that combine certain aspects of ETFs and bonds. ETNs are not investment companies and thus are not regulated under the 1940 Act. ETNs, like ETFs, are traded on stock exchanges and generally track specified market indices, and their value depends on the performance of the underlying index and the credit rating of the issuer. ETNs may be held to maturity, but unlike bonds there are no periodic interest payments and principal is not protected.

Futures Contracts Risk. The primary risks associated with the use of futures contracts are (i) the imperfect correlation between the price of the contract and the change in value of the underlying asset; (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close such a contract when desired; (iii) losses caused by unanticipated market movements, which are potentially unlimited; (iv) the inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (v) the possibility that the counterparty to a contract will default in the performance of its obligations; and (vi) if the Fund has insufficient cash, it may have to sell investments to meet daily variation margin requirements on a futures contract, and the Fund may have to sell investments at a time when it may be disadvantageous to do so.

High Portfolio Turnover Risk. The Fund’s strategy may result in high portfolio turnover rates, which may increase the Fund’s brokerage commission costs and negatively impact the Fund’s performance. Such portfolio turnover also may generate net short-term capital gains.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index. The value of such security or derivative will fluctuate based on changes in the value of the index to which the security or derivative is linked.

Large Capitalization Company Risk. The Fund’s investments in large capitalization companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.

Leverage Risk. Certain derivative transactions, such as those involving investing in certain derivatives, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets, and higher levels of Fund redemptions, which could have a negative impact on the Fund. Trade barriers and other protectionist trade policies (including those in the U.S.) may also have a negative impact on the Fund.

New Fund Risk. The Fund is newly-formed. Accordingly, investors in the Fund bear the risk that the Fund’s Adviser may not be successful in implementing the Fund’s investment strategy, and may not employ a successful investment strategy, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders.

Non-Diversification Risk. The Fund is non-diversified. Performance of a non-diversified fund may be more volatile than performance of a diversified fund.

Short Sales Risk. The Fund will engage in “short sale” transactions. A short sale involves the sale by the Fund of an instrument or security that it does not own with the hope of purchasing the same security at a later date at a lower price. Short sales are designed to profit from a decline in the price of a security or instrument. The Fund will lose value if the security or instrument that is the subject of a short sale increases in value.

U.S. Treasury Exposure Risk. The methodology used to select U.S. Treasuries or U.S. Treasury futures could produce performance that is dissimilar from other U.S. Treasuries of similar maturities. For example, unique supply and demand conditions could create a market whereby selected U.S. Treasuries or positions trade either more or less expensively than other U.S. Treasuries or positions of the same maturity, which could negatively impact the performance of the Fund.

Volatility Risk. The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time.

Performance Information

The Fund is newly created and does not have a full calendar year performance record. Performance information will be included after the Fund has been in operation for one calendar year. Past performance does not necessarily indicate how the Fund will perform in the future.